Retirement benefit obligations - Schedule of Retirement Benefit Charges to Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
(Credit) charge to the income statement
Total charge to the income statement (note 14)	£ 355	£ 455	£ 538
Defined benefit pension schemes
(Credit) charge to the income statement
Net defined benefit pension credit (charge)	(80)	123	234
Other retirement benefit schemes
(Credit) charge to the income statement
Net defined benefit pension credit (charge)	1	2	2
Total defined benefit schemes
(Credit) charge to the income statement
Net defined benefit pension credit (charge)	(79)	125	236
Defined contribution pension schemes
(Credit) charge to the income statement
Net defined benefit pension credit (charge)	(80)	123	234
Defined contribution pension schemes	£ 434	£ 330	£ 302